Certain risks and concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Cash Flow (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net increase in cash and cash equivalents	$ 23,553	$ (152,406)	$ (36,188)
Variable Interest Entity, Primary Beneficiary [Member]
Net cash (used in)/provided by operating activities	(6,992)	3,565	41,723
Net cash (used in)/provided by investing activities	13,463	1,859	(51,721)
Net cash provided by financing activities	1,180	2,508	1,055
Net increase in cash and cash equivalents	$ 7,651	$ 7,932	$ (8,943)